Property, Plant and Equipment (Details) - USD ($) $ in Thousands			12 Months Ended
		Feb. 09, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Document Period End Date		Feb. 09, 2021
Asset Retirement Obligation			$ 12,514	$ 12,386	$ 11,639
Asset Retirement Obligation, Liabilities Incurred			94	1,033
Asset Retirement Obligation, Liabilities Settled			(168)
Asset Retirement Obligation, Accretion Expense			453	385
Asset Retirement Obligation, Foreign Currency Translation Gain (Loss)			(251)	(671)
Land	[1]		65,994	63,522
Buildings and Improvements, Gross			531,267	480,359
Machinery and Equipment, Gross			682,488	656,956
Capitalized Computer Software, Gross			181,112	169,711
Materials, Supplies, and Other			508,593	483,080
Construction in Progress, Gross	[1]		159,731	133,689
Property, Plant and Equipment, Gross			2,129,185	1,987,317
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment			(1,017,330)	(955,735)
Property, Plant and Equipment, Net			1,111,855	1,031,582
Depreciation			$ 122,707	127,174	$ 108,137
Operating Leases, Future Minimum Payments Due, Current				24,008
Operating Leases, Future Minimum Payments, Due Thereafter				93,939
Operating Leases, Future Minimum Payments Due				$ 162,360

[1]	Land is not depreciated. Construction in progress is not depreciated until placed in service.